Income Taxes (Tables)	12 Months Ended
Jul. 31, 2014
Income Taxes [Abstract]
Deferred Tax Assets And Liabilities

	July 31,
	2014	2013
Net operating loss carry-forward	$25,740,000	$22,482,000
Stock options and warrants	1,720,000	1,915,000
Other temporary differences	310,000	252,000
Total deferred tax assets	27,770,000	24,649,000
Valuation allowance for deferred tax assets	(27,770,000)	(24,649,000)
Net deferred tax assets	$-	$-

Reconciliation Of Effective Tax Rate, Percentage

	2014	2013
Federal tax benefit at the expected statutory rate	34.0%	34.0%
State income tax, net of federal tax benefit	3.4	5.8
Expired net operating loss carryforwards	(0.8)	(9.7)
Other	(8.4)	(2.9)
Valuation allowance	(28.2)	(27.2)
Income tax benefit - effective rate	0.0%	0.0%